LEASE LIABILITY	12 Months Ended
Dec. 31, 2025
LEASE LIABILITY
LEASE LIABILITIES

18.LEASE LIABILITY

	Leasehold
	property	Total
	$	$
At 01 January 2025	—	—
Additions	1,910	1,910
Interest expense	7	7
Lease payments	(10)	(10)
FX	—	—
At 31 December 2025	1,907	1,907

Maturity Analysis

	12/31/2025	12/31/2024
Total
Current	133	—
Non - Current	1,774	—
MVal	1,907	—

Reconciliation of minimum lease payments and present value

31-Dec
2025
$
Within 1 year	211
Later than 1 year and less than 5 years	907
After 5 years	1,234
Total including interest cash flows	2,352
Less: interest cash flows	(445)
Total principal cash flows	1,907

Lease liabilities represent the present value of future lease payments under the Group’s lease arrangements, discounted at the applicable incremental borrowing rate on initial recognition. The liability is subsequently accreted for interest and reduced by lease payments, with the year-end balance primarily relating to the Group’s Alabama property leases.